Equity Investment in Unconsolidated Investments - Summarized financial information of the Company equity investment - additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Carrying Value	$ 558,019,000		$ 469,673,314	$ 422,280,515
Proceeds from obligations under participation agreements	15,863,187	$ 3,520,514	71,682,634	22,498,765
Mavik RESOF
Schedule of Equity Method Investments
Carrying Value	117,829,371		107,261,022	44,174,031
Proceeds from obligations under participation agreements	$ 15,523,107	$ 14,252,357	$ 14,252,357	$ 6,295,100